Lease - Maturity of operating lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Maturity of operating lease liabilities
2021	¥ 50,087
2022	37,237
2023	34,822
2024	6,946
Total lease payments	129,092
Less: interest	(18,461)
Total operating lease liabilities	¥ 110,631	¥ 152,390